Document and Entity Information	0 Months Ended
Apr. 27, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	Eaton Vance Variable Trust
Central Index Key	0001121746
Amendment Flag	false
Document Creation Date	Apr. 27, 2015
Document Effective Date	May 01, 2015
Prospectus Date	May 01, 2015